Subsequent Events (Detail)								3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 07, 2016 Fund shares	Mar. 16, 2016 shares	Feb. 12, 2016 shares	Jan. 27, 2016 shares	Jan. 08, 2016 USD ($) $ / shares shares	Jan. 05, 2016 Fund shares	Oct. 15, 2015 USD ($)	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Mar. 25, 2016 shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Subsequent Event [Line Items]
Number of funds managed | Fund						2
Expenses related stock issuance | $											$ 0	$ 530,000	$ 575,181	$ 2,117,217
Warrants cashless exercised													43,720
Common stock, shares issued										485,202	15,761,530		14,017,909	6,769,106
Series D Warrants [Member]
Subsequent Event [Line Items]
Proceeds from warrants | $					$ 5,000,000
Expenses related stock issuance | $					$ 500,000
Warrants outstanding													1,280,324
Series B Warrant Liability [Member]
Subsequent Event [Line Items]
Warrants outstanding													116,580
Warrants cashless exercised										102,300			1,713,045
Number of warrants expired in period			14,280
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of funds managed | Fund	2
Sabby Management, LLC [Member] | Series D Warrants [Member]
Subsequent Event [Line Items]
Number of warrants issued					1,471,622
Maxim Group Llc [Member] | Series D Warrants [Member]
Subsequent Event [Line Items]
Number of warrants issued					58,865
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares converted (in shares)		1,665		1,665		1,665		555	1,665
Convertible preferred stock, stated value (in dollars per share) | $ / shares					$ 1,000
Convertible preferred stock, par value (in dollars per share) | $ / shares					$ 0.001
Expenses related stock issuance | $											$ 71,000	$ 0
Series A Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares issued					5,445
Expenses related stock issuance | $					$ 500,000		$ 400,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon conversion (in shares)		900,000		900,000		900,000		300,000	900,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares converted on as-converted basis (in shares)	200,000
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares converted (in shares)	200